OPERATING LEASES - LESSEE	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Operating Leases - Lessee
OPERATING LEASES - LESSEE

11. OPERATING LEASES - LESSEE

The Company has an operating lease for office space, with a term of 5 years. As of December 31, 2024, the Company did not have any additional material operating leases that were entered into, but not yet commenced.

The maturity schedule of future minimum lease payments under operating leases and the reconciliation to the operating lease liabilities reported on the Consolidated Balance Sheets was as follows:

December 31,
2024

Remaining six months ending June 30, 2025	$44,630
2026	90,588
2027	92,220
Thereafter	31,113
Total operating lease payments	258,551
Present value adjustment	(22,806)
Total operating lease liabilities	$235,745

As of December 31, 2024, the total operating lease liability amount of $235,745 consists of current and long-term portion of operating lease liabilities of $89,792 and $145,954 respectively.

Operating lease costs were $43,925 and $87,851 for the six months ended December 31, 2024 and the year ended June 30, 2024, respectively.

The following table summarizes the weighted-average remaining lease term and weighted-average discount rate related to the Company’s operating leases as of December 31, 2024:

December 31,
2024

Weighted-average remaining lease term, years	2.8
Weighted-average discount rate, %	7.0%

6. OPERATING LEASES - LESSEE

The Company has an operating lease for office space, with a term of 5 years. As of June 30, 2024, the Company did not have any additional material operating leases that were entered into, but not yet commenced.

The maturity schedule of future minimum lease payments under operating leases and the reconciliation to the operating lease liabilities reported on the Consolidated Balance Sheets was as follows:

June 30, 2024

2025	89,003
2026	90,588
2027	92,220
Thereafter	31,113
Total operating lease payments	302,924
Present value adjustment	(31,272)
Total operating lease liabilities	$271,652

The total operating lease liability amount consists of current and long-term portion of operating lease liabilities of $89,003 and $182,649, respectively.